Segment Information	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 19: SEGMENT INFORMATION

The Company through August 30, 2019 had three reportable segments from which it derived its revenues: Dry Bulk Vessel Operations, Logistics Business and Containers Business. The Containers Business became a reportable segment as a result of the consolidation of Navios Containers since November 30, 2018 (date of obtaining control) (see also Note 3). Following the reclassification of the results of Navios Containers as discontinued operations (see also Note 3), the Company currently has two reportable segments from which it derives its revenues: Dry Bulk Vessel Operations and Logistics. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Dry Bulk Vessel Operations consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and pushboats as well as upriver transport facilities in the Hidrovia region.

The Company measures segment performance based on net income/ (loss) attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Dry Bulk Vessel Operations for the Year Ended December 31, 2019	Logistics Business for the Year Ended December 31, 2019	Total for the Year Ended December 31, 2019
Revenue	$254,178	$228,271	$482,449
Administrative fee revenue from affiliates	16,991	—	16,991
Interest income	9,610	1,052	10,662
Interest expense and finance cost	(92,948)	(40,531)	(133,479)
Depreciation and amortization	(52,288)	(29,435)	(81,723)
Equity in net (losses)/earnings of affiliated companies	(9,185)	—	(9,185)
Net (loss)/ income attributable to Navios Holdings common stockholders	(212,623)	20,513	(192,110)
Total assets	1,511,517	631,338	2,142,855
Goodwill	56,240	104,096	160,336
Capital expenditures	(36,628)	(7,943)	(44,571)
Investment in affiliates	64,352	—	64,352
Cash and cash equivalents	32,386	45,605	77,991
Restricted cash	736	—	736
Long-term debt, net (including current and noncurrent portion)	$1,048,318	$514,929	1,563,247

	Dry Bulk Vessel Operations for the Year Ended December 31, 2018	Logistics Business for the Year Ended December 31, 2018	Containers Business for the Year Ended December 31, 2018	Total for the Year Ended December 31, 2018
Revenue	$298,052	$207,634	$12,053	$517,739
Administrative fee revenue from affiliates	28,972	—	(579)	28,393
Interest income	8,231	517	—	8,748
Interest expense and finance cost	(98,247)	(39,669)	(1,204)	(139,120)
Depreciation and amortization	(70,472)	(29,307)	(3,060)	(102,839)
Equity/ (Loss) in net earnings of affiliated companies	(80,205)	—	—	(80,205)
Net (loss)/ income attributable to Navios Holdings common stockholders	(273,125)	4,380	27	(268,718)
Total assets	1,558,581	677,343	446,572	2,682,496
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(41,003)	(19,879)	(24,763)	(85,645)
Investment in affiliates	91,111	—	—	91,111
Cash and cash equivalents	44,452	76,472	16,958	137,882
Restricted cash	10,958	—	1,934	12,892
Long-term debt, net (including current and noncurrent portion)	$1,063,762	$530,186	$222,059	$1,816,007

	Dry Bulk Vessel Operations for the Year Ended December 31, 2017	Logistics Business for the Year Ended December 31, 2017	Total for the Year Ended December 31, 2017
Revenue	$250,433	$212,616	$463,049
Administrative fee revenue from affiliates	23,667	—	23,667
Interest income	6,593	238	6,831
Interest expense and finance cost	(93,264)	(28,347)	(121,611)
Depreciation and amortization	(77,245)	(26,867)	(104,112)
Equity/ (Loss) in net earnings of affiliated companies	4,399	—	4,399
Net (loss)/ income attributable to Navios Holdings common stockholders	(167,892)	1,982	(165,910)
Total assets	1,947,777	682,204	2,629,981
Goodwill	56,240	104,096	160,336
Capital expenditures	(3,071)	(46,521)	(49,592)
Investment in affiliates	183,160	—	183,160
Cash and cash equivalents	47,744	79,888	127,632
Restricted cash	6,558	—	6,558
Long-term debt, net (including current and noncurrent portion)	$1,149,742	$532,746	$1,682,488

As of December 31, 2018, Navios Containers’ negative working capital position amounted to $22,974.

The following table sets out the Company’s revenue by geographic region. Dry Bulk Vessel Operations (excluding administrative fee revenue from affiliates), Logistics Business and Containers Business revenue are allocated on the basis of the geographic region in which the customer is located. Dry bulk vessels and container vessels operate worldwide. Logistics Business operates different types of tanker vessels, pushboats, and wet and dry barges for delivering a wide range of products between ports in the Paraná, Paraguay and Uruguay River systems in South America (commonly known as the “Hidrovia” or the “waterway”).

Revenues from specific geographic regions which contribute over 10% of revenue are disclosed separately.

Revenue by Geographic Region

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
North America	$2,259	$4,248	$5,513
Europe	179,009	142,688	124,857
Asia	67,468	135,614	91,552
South America	232,394	208,751	212,616
Other	1,319	26,438	28,511
Total	$482,449	$517,739	$463,049

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries. The total net book value of long-lived assets for dry bulk vessels amounted to $741,347 and $933,784 at December 31, 2019 and 2018, respectively. For the Logistics Business, all long-lived assets are located in South America. The total net book value of long-lived assets for the Logistics Business amounted to $536,342 (including constructions in progress of $4,046, referred to in Note 7) and $556,713 at December 31, 2019 and 2018, respectively. The total net book value of long-lived assets for the Containers Business amounted to at December 31, 2018 $399,979.